LEASES - Lease expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance lease cost
Amortization of leased asset			$ 579,209	$ 635,036	$ 955,443	$ 398,292
Total lease expenses	$ 796,987	$ 1,676,023	2,352,191	4,895,810	6,487,477	5,269,993
Continuing Operations [Member]
Finance lease cost
Interest on lease liabilities	7,602	13,612	15,903	44,369	55,844	46,518
Total lease expenses	796,987	686,450	2,352,191	1,655,424	2,336,505	521,813
Discontinued Operations [Member]
Finance lease cost
Interest on lease liabilities		84,307		269,397	277,366	686,684
Total lease expenses		989,573		3,240,386	4,150,972	4,748,180
Selling, General and Administrative Expenses [Member]
Operating Lease Cost
Lease expenses	88,493	165,263	313,753	434,733	585,719	396,276
Finance lease cost
Amortization of leased asset					974,422	1,656,336
Cost of Sales [Member]
Operating Lease Cost
Automobile lease costs	564,646	501,847	1,622,601	1,205,011	1,749,959	42,306
Finance lease cost
Amortization of leased asset	73,991	834,807	203,044	2,419,695	2,844,167	2,441,873
Interest Expenses on Finance Leases [Member]
Finance lease cost
Interest on lease liabilities	$ 7,602	$ 97,919	$ 15,903	$ 313,766	$ 333,210	$ 733,202